Employee Benefit and Compensation Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit and Compensation Plans
26.    Employee Benefit and Compensation Plans
Defined Contribution Plan
A significant number of our employees are covered by defined contribution plans. Employer contributions vary based on criteria specific to each individual plan and amounted to $68 million, $62 million, and $52 million in 2011, 2010, and 2009, respectively. These costs were recorded in compensation and benefits expense in our Consolidated Statement of Income. We expect contributions for 2012 to be similar to contributions made in 2011.
Defined Benefit Pension Plan
Certain of our employees are eligible to participate in separate retirement plans that provide for pension payments upon retirement based on factors such as length of service and salary. In recent years, we have transferred, frozen, or terminated a significant number of our other defined benefit plans. All income and expense noted for pension accounting was recorded in compensation and benefits expense in our Consolidated Statement of Income.
The following summarizes information related to our pension plans.

Year ended December 31, ($ in millions)	2011	2010
Projected benefit obligation	$528	$509
Fair value of plan assets	398	388
Underfunded status	$(130)	$(121)
The underfunded position is recognized on the Consolidated Balance Sheet and the change in the underfunded position was recorded in other comprehensive income (loss).
Net periodic pension expense (income) includes curtailment, settlement, and other gains and losses and was minimal for 2011, 2010, and 2009.
Other Postretirement Benefits
Certain of our subsidiaries participated in various postretirement medical, dental, vision, and life insurance plans. We have provided for certain amounts associated with estimated future postretirement benefits other than pensions and characterized such amounts as other postretirement benefits. Other postretirement benefits expense (income), which is recorded in compensation and benefits expense in our Consolidated Statement of Income, was minimal in 2011, 2010, and 2009. We expect our other postretirement benefit expense to continue to be minimal in future years.
Share-based Compensation Plans
Based on our transactions with Treasury during 2009, we are required to comply with the limitations on executive pay as determined by the Special Master of TARP Compensation (Special Master). We have established Deferred Stock Units (DSUs) and Incentive Restricted Stock Units (IRSUs) as forms of compensation to our senior executives, which have been approved by the Special Master. We also grant Restricted Stock Units (RSUs) to executives under the Long-Term Equity Compensation Incentive Plan (LTIP). Each of our approved compensation plans and awards were designed to provide our executives with an opportunity to share in the future growth in value of Ally, which is necessary to attract and retain key executives.
In December 2011 we performed an annual valuation analysis as required by the LTIP plan. The valuation resulted in a value of $8,500 per share for outstanding stock awards as of December 31, 2011. A similar valuation analysis in 2010 resulted in a value of $10,342 per share for outstanding stock awards as of December 31, 2010. The decrease in award value was approved by the Compensating, Nominating and Governance Committee (CNG Committee) and the Ally Board of Directors and resulted in a reduction to compensation expense for RSU, DSU, and IRSU awards of $20 million, $25 million, and $5 million, respectively, recognized in 2011. The impact was recorded in the compensation and benefits expense line item in our Consolidated Statement of Income.
RSU awards are incentive awards granted to executives as phantom shares of Ally. The majority of awards granted in 2008 and 2009 vest ratably on an annual basis based on continued service on December 31 with the final tranche vesting on December 31, 2012. Participants had the option at grant date to defer the valuation and payout for awards granted in 2008 and 2009. Awards granted in 2010 and 2011 vest ratably over a three-year period starting on the date the award was issued with the majority of the awards fully vesting in February 2013 and February 2014. The awards require liability treatment and are remeasured quarterly at fair value until they are paid. The compensation costs related to these awards are ratably charged to expense over the applicable service period. Changes in fair value related to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. The fair value of the awards granted during 2008 was diluted by the capital transactions that occurred at the end of 2008. At December 31, 2011 there were a total of 26,707 RSU award shares outstanding, composed of 3,806 shares awarded during 2008, 5,199 shares awarded during 2009, 9,281 shares awarded during 2010, and 8,421 shares awarded during 2011. At December 31, 2010 there were a total of 23,321 RSU award shares outstanding, composed of 6,001 shares awarded during 2008, 7,249 shares awarded during 2009, and 10,071 shares awarded during 2010. We recognized compensation expense related to RSU awards of $56 million, $63 million and $25 million for the years ended December 31, 2011, 2010 and 2009, respectively. These costs were recorded in the compensation and benefits expense line in our Consolidated Statement of Income.
DSU awards are granted to senior executives as phantom shares of Ally and are included as part of their base salary. The DSU awards are granted ratably each pay period throughout the year, vest immediately upon grant, and are paid in cash ratably each year after grant for either five years (for awards granted in 2009 and 2010) or three years (for awards granted in 2011). The awards require liability treatment and are remeasured quarterly at fair value until they are paid, with each change in value fully charged to compensation expense in the period in which the change occurs. At December 31, 2011 and 2010 there were a total of 13,743 and 10,035 DSU award shares outstanding, respectively. We recognized compensation expense related to DSU awards of $25 million, $75 million and $35 million for the years ended December 31, 2011, 2010 and 2009, respectively, for the outstanding awards. These costs were recorded in the compensation and benefits expense line in our Consolidated Statement of Income.
IRSU awards are incentive awards granted to senior executives as phantom shares of Ally. The IRSU awards from 2009 and 2010 cliff vest three years from the date of grant based on continued service with Ally. The IRSU awards from 2011 vest two-thirds after two years from grant date and in full three years from grant date. The IRSU awards are paid out in 25% increments once we pay Treasury a corresponding 25% increment of our TARP obligations. The payouts are based on the fair value of the phantom shares at the time of the payout. The awards require liability treatment and are remeasured quarterly at fair value until they are paid. The compensation costs related to these awards are ratably charged to expense over the requisite service period. Changes in fair value relating to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. At December 31, 2011 and 2010 there were a total of 7,975 and 4,996 IRSU award shares outstanding, respectively. We recognized compensation expense related to IRSU awards of $14 million, $10 million and $1 million for the years ended December 31, 2011, 2010 and 2009, respectively, for the outstanding awards. These costs were recorded in the compensation and benefits expense line in our Consolidated Statement of Income.